Trade and Other Receivables - Tabular Disclosure of Trade and Other Receivables (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Prepayment of leases	$ 13,200	$ 14,292